Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Current Assets
Cash	$ 14,306	$ 4,385
Restricted cash	110	697
Short-term investments	38,340	51,787
Inventories	85,561	75,030
Prepaids and other receivables	511	2,131
Total current assets	138,828	134,030
Non-current Assets
Right-of-use asset	96	120
Royalties and royalty options	46,864	44,023
Total non-current Assets	46,960	44,143
Total Assets	185,788	178,173
Current Liabilities
Accounts payable and accrued liabilities	549	469
Government loan payable	40	0
Margin loan payable	9,726	0
Current portion of lease liability	21	17
Total current liabilities	10,336	486
Non-current Liabilities
Government loan payable	0	40
Margin loan payable	0	12,908
Non-current portion of lease liability	83	103
Total Non-current liability	83	13,051
Total liabilities	10,419	13,537
Equity
Issued Capital	167,277	152,444
Reserves	6,319	5,488
Accumulated deficit	(11,855)	(12,143)
Accumulated other comprehensive income	13,628	18,847
Total equity	175,369	164,636
Total liabilities and equity	$ 185,788	$ 178,173